PRIVATE PLACEMENT	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Private Placement
PRIVATE PLACEMENT

NOTE 4: PRIVATE PLACEMENT

The sponsor has committed to purchase an aggregate of 250,000 private placement units (or up to 272,500 private placement units depending on the extent to which the underwriters’ over-allotment option is exercised) and the underwriter has committed to purchase an aggregate of 100,000 private placement units (or up to 115,000 private placement units depending on the extent to which the underwriters’ over-allotment option is exercised), at a price of $10.00 per unit (the “Private Placement Units”), for an aggregate purchase price of $3,500,000 (or up to $3,875,000 depending on the extent to which the underwriters’ over-allotment option is exercised), in a private placement that will close simultaneously with the closing of the Proposed Public Offering. Each Private Placement Unit entitles the holder thereof to one ordinary share and one redeemable right (“Private Placement Right”) to receive one-tenth of one ordinary share upon consummation of our Initial Business Combination.

Each Private Placement Unit will be identical to the Units sold in the Proposed Public Offering, except that it will not be redeemable, transferable, assignable or salable by the sponsor or underwriter until 30 days after the completion of its initial Business Combination, except (a) in each case, to any members of the sponsor, officers or directors of the Company or the sponsor or the sponsor’s members, any affiliates or family members of any of officers or directors of the Company or the sponsor or the sponsor’s members, any members or partners of the sponsor or the sponsor’s members or any affiliates of the sponsor or the sponsor’s members or the sponsor’s partner including any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a Business Combination at prices no greater than the price at which the securities were originally purchased; (g) to the Company for no value for cancellation in connection with the consummation of the initial Business Combination; (h) in the event of the Company’s liquidation prior to the completion of its initial Business Combination; or (i) by virtue of the laws of the State of Delaware, the sponsor’s limited liability company agreement, upon dissolution of the sponsor; (j) in the event that, subsequent to the consummation of an initial Business Combination, the Company complete a liquidation, merger, share exchange or other similar transaction which results in all of shareholders having the right to exchange their ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

NOTE 4: PRIVATE PLACEMENT

The sponsor has committed to purchase an aggregate of 250,000 private placement units (or up to 272,500 private placement units depending on the extent to which the underwriters’ over-allotment option is exercised) and the underwriter has committed to purchase an aggregate of 100,000 private placement units (or up to 115,000 private placement units depending on the extent to which the underwriters’ over-allotment option is exercised), at a price of $10.00 per unit (the “Private Placement Units”), for an aggregate purchase price of $3,500,000 (or up to $3,875,000 depending on the extent to which the underwriters’ over-allotment option is exercised), in a private placement that will close simultaneously with the closing of the Proposed Public Offering. Each Private Placement Unit entitles the holder thereof to one ordinary share and one redeemable right (“Private Placement Right”) to receive one-tenth of one ordinary share upon consummation of our Initial Business Combination.

Each Private Placement Unit will be identical to the Units sold in the Proposed Public Offering, except that it will not be redeemable, transferable, assignable or salable by the sponsor or underwriter until 30 days after the completion of its initial Business Combination, except (a) in each case, to any members of the sponsor, officers or directors of the Company or the sponsor or the sponsor’s members, any affiliates or family members of any of officers or directors of the Company or the sponsor or the sponsor’s members, any members or partners of the sponsor or the sponsor’s members or any affiliates of the sponsor or the sponsor’s members or the sponsor’s partner including any employees of such affiliates; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a Business Combination at prices no greater than the price at which the securities were originally purchased; (g) to the Company for no value for cancellation in connection with the consummation of the initial Business Combination; (h) in the event of the Company’s liquidation prior to the completion of its initial Business Combination; or (i) by virtue of the laws of the State of Delaware, the sponsor’s limited liability company agreement, upon dissolution of the sponsor; (j) in the event that, subsequent to the consummation of an initial Business Combination, the Company complete a liquidation, merger, share exchange or other similar transaction which results in all of shareholders having the right to exchange their ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.